Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax expense	$ 25,060	$ 33,609	$ 32,147
Deferred income tax expense (benefit)	7,419	9,113	14,228
Income tax expense	$ 32,479	$ 42,722	$ 46,375